Note 9 - Retirement Plans - Pension and Post Retirement Plan Adjustments (Details) $ in Thousands	12 Months Ended
Mar. 31, 2018 USD ($)
Balance	$ 425,204
Balance	396,930
Accumulated Defined Benefit Plans Adjustment Attributable to Parent [Member]
Balance	(11,175)
Other comprehensive loss before reclassifications	(11,483)
Reclassified of certain tax effects of accumulated other comprehensive loss in connection with the new Tax Cuts and Jobs Act	(2,409)
Net current period other comprehensive loss	(13,892)
Balance	$ (25,067)